Schedule of estimated useful lives of intangible assets (Details)	Jan. 31, 2026	Apr. 30, 2025
Property Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	5 years	5 years
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	5 years	5 years
License [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	5 years	5 years